Shareholder Fees - Eaton Vance Emerging Markets Debt Opportunities Fund	Jul. 31, 2020
Class A
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Class I
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none
Class R6
Prospectus [Line Items]
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	none